Stockholder's Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Schedule of Balance of Stockholder's Equity

	Convertible Series A						Total Eastside Distilling, Inc.
	Preferred Stock		Common Stock		Paid-in	Accumulated	Stockholders'	Noncontrolling	Total
	Shares	Amount	Shares	Amount	Capital	Deficit	Equity	interests	Equity
Balance, December 31, 2016	300	$245,838	2,542,504	$254	$13,699,785	$(12,813,044)	$1,132,833	$-	$1,132,833
Issuance of common stock	-	-	15,001	1	58,499	-	58,500	-	58,500
Issuance of common stock, net of issuance costs of $6,033, with detachable warrants	-	-	400,019	40	1,553,927	-	1,553,967	-	1,553,967
Issuance of common stock from warrant exercise for cash	-	-	40,834	4	159,246	-	159,250	-	159,250
Issuance of common stock for services by third parties	-	-	70,131	7	305,293	-	305,300	-	305,300
Issuance of common stock for services by employees	-	-	26,407	3	129,417	-	129,420	-	129,420
Stock option exercises	-	-	9,260	1	49,999	-	50,000	-	50,000
Stock-based compensation	-	-	-	-	279,322	-	279,322	-	279,322
Issuance of common stock for acquisition of MotherLode, net of issuance costs of $5,580	-	-	86,667	9	371,411	-	371,420	-	371,420
Issuance of common stock for 90% acquisition of Big Bottom Distilling, net of issuance costs of $14,400	-	-	28,096	3	120,455	-	120,458	14,984	135,442
Shares issued for payoff of long-term notes	-	-	22,436	2	87,498	-	87,500	-	87,500
Cumulative dividend on Series A preferred	-	5,037	-	-	-	(5,037)	-	-	-
Common shares issued for preferred conversion	(300)	(250,875)	100,001	10	235,865	-	(15,000)	-	(15,000)
Adjustment of shares for reverse stock-split	-	-	331	-	-	-	-	-	-
Net loss attributable to noncontrolling interests	-	-	-	-	-	-	-	(1,475)	(1,475)
Net loss attributable to common shareholders	-	-	-	-	-	(2,189,469)	(2,189,469)	-	(2,189,469)
Balance, June 30, 2017	-	$-	3,341,687	$334	$17,050,717	$(15,007,550)	$2,043,501	$13,509	$2,057,010

The following table provides various information about the Series A convertible preferred stock.

		Shares			Number of shares
	Shares	Issued and	Net	Conversion	of common stock	Liquidation	Liquidation
	Authorized	Outstanding	Proceeds	Price/Share	Equivalents	Preference	Value/Share
Series A convertible preferred stock	3,000	50	$38,932	$4.50	11,112	$125,000	$2,500

Summary of Stock Option Activity

A summary of all stock option activity at and for the three months ended June 30, 2017 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2016	173,750		$9.24
Options granted	145,000	(1)	4.74
Options exercised	(9,260)		5.40
Options canceled	-		-
Outstanding at June 30, 2017	309,490		$7.25

Exercisable at June 30, 2017	112,250		$10.76

(1) options granted under 2016 Plan;

A summary of all stock option activity at and for the years ended December 31, 2016 and 2015 is presented below:

	# of Options		Weighted- Average Exercise Price
Outstanding at December 31, 2014	16,667	(1)	$24.00
Options granted	27,500	(2)	69.60
Options exercised	-		-
Options canceled	(7,500	)(2)	120.00
Outstanding at December 31, 2015	36,667		$38.40
Options granted	142,500	(3)	5.49
Options exercised	-		-
Options canceled	(5,417	)(3)	108.69
Outstanding at December 31, 2016	173,750		$9.24

Exercisable at December 31, 2016	48,325		$14.31

(1) Non-Plan options.

(2) 27,500 options granted under 2015 Stock Incentive Plan; 7,500 non-plan options, which were subsequently canceled under an agreement with the holder.

(3) 142,500 options granted under 2016 Equity Incentive Plan; 5,417 options were canceled under the 2015 Stock Incentive Plan.

Schedule of Weighted-average Assumptions used in Black-Scholes Valuation Method

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the six months ended June 30, 2017:

Risk-free interest rate	1.56%
Expected term (in years)	6.96
Dividend yield	-
Expected volatility	75%

The following weighted-average assumptions were used in the Black-Scholes valuation model for options granted during the year ended December 31, 2016:

Risk-free interest rate	1.17%
Expected term (in years)	3.38
Dividend yield	-
Expected volatility	75%

Warrant [Member]
Schedule of Weighted-average Assumptions used in Black-Scholes Valuation Method

The estimated fair value of the warrants at issuance was $782,837, based on the Black-Scholes option-pricing model using the weighted-average assumptions below:

Volatility	75%
Risk-free interest rate	1.50%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.00

Volatility	75%
Risk-free interest rate	1.03%
Expected term (in years)	3.0
Expected dividend yield	-
Fair value of common stock	$5.04

Summary of Warrant Activity

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$0

Six months ended June 30, 2017:
Granted	400,019	3.00 years	$7.50	$0
Exercised	(40,834)	2.00 years	$3.90
Forfeited and cancelled	(74,873)	2.00 years	$6.00	-

Outstanding at June 30, 2017	1,131,077	2.51 years	$6.88	$0

A summary of activity in warrants is as follows:

	Warrants	Weighted Average Remaining Life	Weighted Average Exercise Price	Aggregate Intrinsic Value

Outstanding at December 31, 2015	—	—	$—	$—

Granted	1,435,639		$6.18	$-
Exercised	(483,773)		3.90
Forfeited and cancelled	(105,101)		6.00	-

Outstanding at December 31, 2016	846,765	2.77 years	$6.48	$-